CONVERTIBLE SENIOR NOTES AND CALL OPTIONS - Convertible notes 2024 (Details) - USD ($) $ in Millions		1 Months Ended		9 Months Ended
	Jan. 22, 2014	May 31, 2019	Feb. 28, 2018	Sep. 30, 2020
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues			16,560,000
2024 Convertible Notes
Debt Instrument [Line Items]
Proceeds from Issuance of Debt				$ 30
American Depositary Shares
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues	3,750,000	4,671,875		1,875,000